Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,347,100
Previously Paid Amount	0.00
Total Fee Amount	2,119.43
Total Offset Amount	0.00
Net Fee	2,119.43
Narrative - Max Aggregate Offering Price	$ 15,347,100
Final Prospectus	true